Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Statement [LineItems]
Assets pledged as collateral for liabilities or contingent liabilities	¥ 35,233	¥ 26,373
Land [member]
Statement [LineItems]
Assets pledged as collateral for liabilities or contingent liabilities	11,432	10,855
Buildings and Structures [member]
Statement [LineItems]
Assets pledged as collateral for liabilities or contingent liabilities	4,853	3,784
Machinery Equipment And Vehicles [member]
Statement [LineItems]
Assets pledged as collateral for liabilities or contingent liabilities	5,471	6,826
Other [member]
Statement [LineItems]
Assets pledged as collateral for liabilities or contingent liabilities	¥ 13,475	¥ 4,907